CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income	¥ 640,831	$ 90,258	¥ 643,009	¥ 212,366
Other comprehensive income, net of tax effect of nil:
Change in cumulative foreign currency translation adjustments	15,391	2,168	45,353	(13,958)
Total comprehensive income	656,222	92,426	688,362	198,408
Less: comprehensive (loss)/income attributable to non-controlling interest	1	(0)	(950)	(6,690)
Comprehensive income attributable to Sunlands Technology Group	¥ 656,221	$ 92,426	¥ 689,312	¥ 205,098